Significant transactions - Easterly Acquisition Corp., WRM America Indemnity Company, Inc. and The Phoenix Holdings Ltd. (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Nov. 05, 2018 USD ($) $ / shares employee1 shares	Aug. 22, 2018 shares	Aug. 16, 2018 USD ($)	Jul. 02, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Nov. 16, 2018 USD ($)	Nov. 02, 2018 USD ($)	Sep. 30, 2018 $ / shares
Significant transactions
Value of shares redeemed	$ 164.0
Shares issued (in shares) | shares					148,090	4,670,531	0
Total share-based compensation expense - pre-tax					$ 4.7	$ 2.5	$ 0.0
Stock redeemed (in shares) | shares	9,519,280				0	9,519,280	0
ESPP
Significant transactions
Minimum number of shares to be purchased (in shares) | shares		100
Maximum number of shares to be purchased (in shares) | shares		1,000
Preference Share Investors | Private Placement | Series B preference shares
Significant transactions
Share subscriptions (in shares) | shares	11,901,670
The Phoenix
Significant transactions
Charge on termination of share repurchase agreement				$ 4.5
Merger Agreement
Significant transactions
Gross proceeds	$ 226.1
Proceeds from merger, private placement and employee stock purchase plan	$ 268.0
Merger Agreement | Private Placement
Significant transactions
Number of times of diluted book value per share, exchange price of share	1.05
Adjusted diluted book value per share (in dollars per share) | $ / shares	17.22447
Merger Agreement | ESPP
Significant transactions
Number of times of diluted book value per share, exchange price of share	1.05
Minimum number of shares to be purchased (in shares) | shares	100
Maximum number of shares to be purchased (in shares) | shares	1,000
Loan repayment term	2 years
Number of employees that purchased shares | employee1	405
Number of common shares purchased (in shares) | shares	149,236
Total share-based compensation expense - pre-tax	$ 2.6
Merger Agreement | CM Bermuda
Significant transactions
Adjustment to consideration payable								$ 1.6
Merger related contractual costs	9.0
Merger related legal, advisory and other costs	$ 7.1
Merger Agreement | CM Bermuda | Common shares
Significant transactions
Reported book value per share (in dollars per share) | $ / shares										$ 16.44
Subscription Agreement | Preference Share Investors | Private Placement
Significant transactions
Warrants received (in shares) | shares	5,418,434
Exercisable period of warrants	5 years
Strike price as a percentage of the per share purchase price	125.00%
Warrant strike price per share (in dollars per share) | $ / shares	$ 21.53
Cost value of warrants	$ 9.6
Stock issuance costs	$ 2.0
Subscription Agreement | Preference Share Investors | Private Placement | Series B preference shares
Significant transactions
Share subscriptions (in shares) | shares	11,901,670
Value of share subscriptions	$ 195.8
Subscription Agreement | Preference Share Investors | Private Placement | Series B preference shares | Common shares
Significant transactions
Share subscriptions (in shares) | shares	1,225,954
Value of share subscriptions	$ 20.8
Redemption Agreement | CM Bermuda | Common shares
Significant transactions
Value of shares redeemed	$ 164.0
Stock redeemed (in shares) | shares	9,519,280
Share price (in dollars per share) | $ / shares	$ 17.22447
Redemption Agreement | IMGAH
Significant transactions
Redemption amount of preference shares	$ 95.0
Easterly | Merger Agreement
Significant transactions
Public shares held by Easterly's public stockholders in trust	$ 39.3								$ 149.0
Shares issued (in shares) | shares	2,280,241
Issuance of converted warrants (in shares) | shares	6,088,535
Easterly | Merger Agreement | Common shares
Significant transactions
Number of times of diluted book value per share, exchange price of share	1.05
Exchange ratio	0.609
Value of shares redeemed	$ 109.7
WRM America Indemnity Company, Inc.
Significant transactions
Percentage of ownership interest acquired			100.00%
Consideration			$ 16.9
Acquisition of intangible assets			$ 3.1
For the first 100 shares | ESPP
Significant transactions
Purchase price of common shares as a percentage on its market value		85.00%
For the first 100 shares | Merger Agreement | ESPP
Significant transactions
Purchase price of common shares as a percentage on its market value	85.00%
For the next 900 shares | ESPP
Significant transactions
Purchase price of common shares as a percentage on its market value		100.00%
For the next 900 shares | Merger Agreement | ESPP
Significant transactions
Purchase price of common shares as a percentage on its market value	100.00%